Derivative Instruments - Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in cumulative amount of basis adjustments	$ 185	$ 13
Available-for-sale investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged assets	25,062	29,005
Cumulative hedging adjustment for hedged assets	75	(464)
Cumulative hedging adjustment asset related to discontinued hedging relationships	57	(33)
Hedged asset, discontinued fair value hedge	11,800	6,800
Amortized cost of the closed portfolios	20,700	17,500
Amortized cost of the closed portfolios designated as hedged	9,200	11,600
Increase (decrease) in cumulative amount of basis adjustments	175	13
Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged liabilities	8,091	10,632
Cumulative hedging adjustment for hedged liabilities	153	39
Cumulative hedging adjustment liability related to discontinued hedging relationships	(72)	(149)
Hedged liability, discontinued fair value hedge	$ 16,600	$ 14,900